OTHER RECEIVABLES, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Other Receivables [Line Items]
Beginning balance	$ 2,323,937	$ 2,423,770
Addition (reduction)	(41,790)	151,376
Less: write-off	(2,348,855)	(157,208)
Exchange rate effect	67,270	(94,001)
Ending balance	562	2,323,937
Discontinued Operations [Member]
Other Receivables [Line Items]
Beginning balance	(1,701,264)
Ending balance	0	(1,701,264)
Continuing Operations [Member]
Other Receivables [Line Items]
Beginning balance	622,673
Ending balance	$ 562	$ 622,673